LEASES AND SHIP CHARTERS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments [text block]	Maturity analysis of operating lease payments:
	2023	2022
	US$’000	US$’000

Year 1	5,915	-
Total	5,915	-